Label	Element	Value
Hennessy BP Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy BP Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy BP Energy Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (the 11 months ended October 31, 2018), the predecessor to the Fund, the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), had a portfolio turnover rate of 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies operating in the United States in a capacity related to the supply, transportation, production, transmission, or demand of energy, also known as the energy value chain. Primary categories of the energy value chain include the following:

•
Energy Companies (Supply-side oriented) – Companies across the energy supply chain spectrum, including upstream, midstream, and downstream energy companies of various energy sources such as natural gas, crude oil, refined products, coal, and electricity, as well as companies that provide services to oil and gas companies.

•
Industrial Companies – Energy-intensive chemical, metal, industrial, and manufacturing companies and engineering and construction companies that the Portfolio Managers expect to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

•
Infrastructure Companies – Companies that design, manufacture, install, own, operate, or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering solutions to industrial, commercial, and consumer markets. Examples include (1) a manufacturer of liquefied natural gas products for locomotives powered by natural gas, (2) a manufacturer of engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks, and (3) a specialty energy infrastructure contractor that provides engineering, procurement, and construction services to the oil, gas, refinery, petrochemical, and power industries.

•	Transportation and Logistics Companies – Companies that provide solutions for transportation and logistics to the U.S. manufacturing industry, such as trucking, railroads, and airlines.

The Fund invests primarily in common stocks and invests without regard to market capitalization. The Fund may also invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”).

In addition to the principal strategies discussed above, the Fund may also invest in preferred stocks, warrants, options, equity-like instruments, and debt instruments. Furthermore,  the Fund may invest up to 25% of its total assets in high-quality debt securities, preferred stock, and convertible securities of energy renaissance companies, except that with respect to up to 10% of its total assets the Fund may invest in high-yield debt securities, preferred shares, and convertible securities (commonly referred to as “junk securities”). Energy renaissance companies are companies operating in a capacity related to the supply, transportation, storage, refining and intense end use of energy, which can also be described as companies operating across the entire spectrum of the energy value chain.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of each shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so the shareholder may be required to recognize a capital gain when the shareholder sells shares.

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time, and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and five-year/since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as additional indices that reflect the market sector in which the Fund invests, the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine Energy Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund was managed by BP Capital Fund Advisors, LLC, and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and five-year/since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as additional indices that reflect the market sector in which the Fund invests, the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index as additional indices to compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY BP ENERGY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended June 30, 2016, and the lowest quarterly return was -32.57% for the quarter ended December 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.57%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the S&P 500® Energy Index and the S&P North American Natural Resources Sector Index as additional indices to compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Hennessy BP Energy Fund | S&P 500® Energy Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Hennessy BP Energy Fund | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.50%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Hennessy BP Energy Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Hennessy BP Energy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,137
Annual Return 2014	rr_AnnualReturn2014	(1.75%)
Annual Return 2015	rr_AnnualReturn2015	(24.67%)
Annual Return 2016	rr_AnnualReturn2016	42.96%
Annual Return 2017	rr_AnnualReturn2017	1.89%
Annual Return 2018	rr_AnnualReturn2018	(31.16%)
Label	rr_AverageAnnualReturnLabel	Hennessy BP Energy Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(31.16%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.79%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Hennessy BP Energy Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy BP Energy Fund - Investor Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(31.16%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.98%)	[1]
Hennessy BP Energy Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy BP Energy Fund - Investor Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.45%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)	[1]
Hennessy BP Energy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Label	rr_AverageAnnualReturnLabel	Hennessy BP Energy Fund - Institutional Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(30.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013

[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.